Warrants and warrant liability - Disclosure of outstanding warrants to acquire common shares of the Company (Detail) - $ / shares	Sep. 30, 2026	May 04, 2026	Oct. 20, 2025
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	36,950,000	18,300,000	4,550,000
Exercise price	$ 1.19	$ 0.001	$ 0.001
November 26, 2026 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	100,000
Exercise price	$ 19.5
October 20, 2030 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	14,000,000
Exercise price	$ 3
October 27, 2025 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	4,550,000
Exercise price	$ 0.001
May 4, 2026 [Member]
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	18,300,000
Exercise price	$ 0.001